Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Interest income:
Loans receivable, including fees	$ 31,894		$ 33,274		$ 34,805
Taxable securities available for sale	26,116		32,515		37,954
Tax-exempt securities available for sale	6,579		6,616		6,415
FHLB stock	161		51
Interest-earning deposits and federal funds sold	4		56		53
Total interest income	64,754		72,512		79,227
Interest expense:
Deposits	7,372		9,325		11,954
FHLB advances, repurchase agreements and other borrowings	12,471		17,620		20,753
Junior subordinated notes	2,134		2,455		2,433
Total interest expense	21,977		29,400		35,140
Net interest income	42,777		43,112		44,087
Provision for loan losses	500		1,100		1,130
Net interest income after provision for loan losses	42,277		42,012		42,957
Noninterest income:
Fees and service charges	3,417		3,375		3,524
Net gain on sale of loans					6
Increase of cash surrender value of bank owned life insurance	570		609		704
Net realized gain on securities available for sale	898		746		937
Impairment losses on investment securities
Total other-than-temporary impairment losses	(310)		(406)		(995)
Portion of loss recognized in other comprehensive income before taxes			375		548
Net impairment losses on investment securities	(310)		(31)		(447)
Net realized gain (loss) on derivatives	15		(550)		(2,005)
Income from real estate joint ventures	1,233		2,365		881
Other	949		811		706
Total noninterest income	6,772		7,325		4,306
Noninterest expense:
Compensation and employee benefits	17,983		17,514		16,327
Premises and equipment	2,768		2,972		2,670
Federal deposit insurance premiums	1,247		1,451		1,281
Data processing	2,381		2,396		2,312
Amortization of intangible assets	170		251		332
Advertising	663		613		612
Other	4,642		5,082		4,528
Total noninterest expense	29,854		30,279		28,062
Income before provision for income taxes	19,195		19,058		19,201
Provision for income taxes	3,341		3,236		3,380
Net income before noncontrolling interest	15,854		15,822		15,821
Less: net income attributable to noncontrolling interest	510		919		911
Net income attributable to ESB Financial Corporation	$ 15,344		$ 14,903		$ 14,910
Net income per share:
Basic	$ 0.88	[1]	$ 0.87	[1]	$ 0.86	[1]
Diluted	$ 0.87	[1]	$ 0.86	[1]	$ 0.85	[1]
Cash dividends declared per share	$ 0.38	[1]	$ 0.33	[1]	$ 0.32	[1]
Weighted average shares outstanding	17,386,160	[1]	17,215,229	[1]	17,326,252	[1]
Weighted average shares and share equivalents outstanding	17,575,278	[1]	17,362,875	[1]	17,466,180	[1]

[1]	Outstanding shares and per share data have been adjusted for years 2012 and 2011 to reflect a six-for five stock split of the common stock paid on May 17, 2013.